UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	 Building One, Suite 320
	 Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent Arnett
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:



Kent Arnett,    Austin, TX   February 1st, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  64
Form 13F Information Table Value Total:   $12220904
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              common           02209S103     1248    42100 SH       SOLE                                      42100
American Express               common           025816109    13043   276500 SH       SOLE                   265000             11500
Apollo Group Inc.              common           037604105   227702  4226877 SH       SOLE                  4189777             37100
Avon Products, Inc.            common           054303102   270498 15483554 SH       SOLE                 15467904             15650
BNY Mellon Corp.               common           064058100   152832  7676150 SH       SOLE                  7675900               250
Bank of America Corp           common           060505104    30941  5565000 SH       SOLE                  5565000
Becton Dickinson               common           075887109   153726  2057366 SH       SOLE                  2019966             37400
Berkshire Hath A               common           084670108    15033      131 SH       SOLE                                        131
Berkshire Hath B               common           084670702     3210    42065 SH       SOLE                                      42065
C.R. Bard, Inc.                common           067383109   499835  5846026 SH       SOLE                  5840826              5200
Cisco Systems Inc.             common           17275R102   606283 33533338 SH       SOLE                 33424138            109200
Clorox Company                 common           189054109   203959  3064294 SH       SOLE                  3010735             53559
Coca-Cola Co.                  common           191216100   488475  6981211 SH       SOLE                  6789753            191458
Colgate-Palmolive              common           194162103    87456   946600 SH       SOLE                   946000               600
Comcast Corp. A                common           20030N200   231564  9828714 SH       SOLE                  9718714            110000
ConocoPhillips                 common           20825C104   341701  4689182 SH       SOLE                  4670932             18250
Corning Inc.                   common           219350105   153292 11809832 SH       SOLE                 11697832            112000
Covidien Ltd.                  common           G2554F113    75724  1682375 SH       SOLE                  1669000             13375
Ebay Inc.                      common           278642103    37912  1250000 SH       SOLE                  1250000
Equifax Inc                    common           294429105     2049    52900 SH       SOLE                                      52900
Exelon Corp                    common           30161N101      850    19600 SH       SOLE                                      19600
Exxon Mobil Corp.              common           30231G102   180567  2130333 SH       SOLE                  2119033             11300
Goldman Sachs Grp              common           38141G104    60950   674000 SH       SOLE                   674000
H&R Block Inc.                 common           093671105   214808 13154220 SH       SOLE                 13060720             93500
Hewlett-Packard                common           428236103   275353 10689178 SH       SOLE                 10661478             27700
Intel Corporation              common           458140100    61983  2556000 SH       SOLE                  2556000
Janus Capital Grp              common           47102X105    32055  5080000 SH       SOLE                  5080000
Johnson & Johnson              common           478160104   440091  6710753 SH       SOLE                  6608488            102265
Lancaster Colony               common           513847103    33193   478700 SH       SOLE                   460000             18700
Leucadia National              common           527288104      340    14950 SH       SOLE                                      14950
Liberty Int. Corp.             common           53071M104    69575  4290781 SH       SOLE                  4164480            126301
Markel Corp                    common           570535104      332      800 SH       SOLE                                        800
Medtronic Inc.                 common           585055106    15300   400000 SH       SOLE                   400000
Microsoft Corp.                common           594918104   811560 31261946 SH       SOLE                 30968626            293320
News Corp CL B                 common           65248E203     1811    99600 SH       SOLE                    19600             80000
News Corp Cl A                 common           65248E104  1443419 80909148 SH       SOLE                 80485948            423200
Northern Trust Corp.           common           665859104    22051   556000 SH       SOLE                   556000
Patterson Companies            common           703395103    81357  2756000 SH       SOLE                  2756000
Paychex, Inc.                  common           704326107      560    18600 SH       SOLE                                      18600
PepsiCo, Inc.                  common           713448108  1432572 21591142 SH       SOLE                 21422692            168450
Pfizer Inc.                    common           717081103   393319 18175553 SH       SOLE                 18020703            154850
Philip Morris Intl             common           718172109     3484    44389 SH       SOLE                                      44389
Procter & Gamble               common           742718109   940460 14097738 SH       SOLE                 13973441            124297
Research in Motion             common           760975102   139294  9606454 SH       SOLE                  9595554             10900
Resource America               common           761195205     7362  1546562 SH       SOLE                  1509962             36600
SPDR S&P 500 ETF               common           78462F103     1804    14375 SH       SOLE                    14375
State Street Corp              common           857477103    22695   563000 SH       SOLE                   563000
Stryker Corporation            common           863667101   276230  5556837 SH       SOLE                  5508837             48000
Sysco Corporation              common           871829107   466492 15904957 SH       SOLE                 15780007            124950
TJX Companies Inc.             common           872540109      630     9763 SH       SOLE                                       9763
The Bancorp Inc.               common           05969A105    17436  2411581 SH       SOLE                  2139894            271687
Total System Services          common           891906109    63477  3245253 SH       SOLE                  3236503              8750
Toyota Ind. ADR                common           892330101    33087  1215147 SH       SOLE                  1215147
U.S. Bancorp                   common           902973304   344702 12743136 SH       SOLE                 12640018            103118
United Parcel Service          common           911312106     2071    28301 SH       SOLE                                      28301
UnitedHealth Group             common           91324P102   123298  2432877 SH       SOLE                  2427877              5000
Viacom Inc Cl B                common           92553P201   397934  8763145 SH       SOLE                  8605520            157625
Viacom Inc. Cl A               common           92553P102     1172    21975 SH       SOLE                                      21975
Wal-Mart Stores                common           931142103   204741  3426061 SH       SOLE                  3374460             51601
Walgreen Company               common           931422109     1755    53100 SH       SOLE                                      53100
Wells Fargo & Co               common           949746101      929    33700 SH       SOLE                    14500             19200
Western Union                  common           959802109     2635   144300 SH       SOLE                                     144300
WisdomTree Japan SmCap Div                      97717W836      308 7400.000 SH       SOLE                 7400.000
Viacom, Inc. 6.85 % Sr Nt                       92553P300      376    15000 SH       SOLE                                      15000